As filed with the Securities and Exchange Commission on September 7, 1999

                               File No.: 333-82107

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  [ ] Pre-Effective Amendment No.        [X] Post-Effective Amendment No. 1
                      (Check appropriate box or boxes)

VONTOBEL FUNDS, INC.                                   (800) 527-9500
--------------------------------------------------------------------------------
Exact Name of Registrant                             Area Code and Telephone No.
as Specified in Charter


 1500 FOREST AVENUE, SUITE 223, RICHMOND, VIRGINIA 23229
--------------------------------------------------------------------------------
Address of Principal Executive Offices:  (Number, Street, City, State, Zip
Code)

Name and Address of Agent for service:   John Pasco, III
                                         Commonwealth Shareholder Services, Inc.
                                         1500 Forest Avenue, Suite 223
                                         Richmond, Virginia 23229
--------------------------------------------------------------------------------
Copies to:                               Steven M. Felsenstein, Esquire
                                         Stradley, Ronon, Stevens & Young, LLP
                                         2600 One Commerce Square
                                         Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------
Title of Securities Being Registered:    Shares of Common Stock of the
                                         Vontobel Greater European Bond Fund
                                         series of the Registrant

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940. Pursuant to Rule 429(a), this Registration Statement relates to shares previously registered on Form N-1A (Securities Act of 1933 File No. 2-78931; Investment Company Act of 1940 File No. 811-3551)

It is proposed that this filing become effective on September 7, 1999, pursuant to Rule 485(b).



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The Combined Prospectus/Proxy  Statement and Statement of Additional Information
to this Registration Statement was previously filed with the Securities and Exchange Commission's EDGAR system pursuant to rule 497(b) on August 10, 1999 (File No.: 333-82107) and is incorporated herein by reference to such filing.



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                           PART C - OTHER INFORMATION

ITEM 15.   INDEMNIFICATION.

Response to Item 15 to this Post-Effective Amendment is incorporated herein by reference to Item 15 of the Registrant's Registration Statement on Form N-14/A, (File No. 333-82107) filed electronically with the Securities and Exchange Commission on August 2, 1999.

ITEM 16.   EXHIBITS.

Response to Items 16. (1), (2), (3), (4), (5), (6), (7), (8), (9),  (10),  (11),
(13), (14), (15), (16) and (17) to this Post-Effective Amendment is incorporated herein by reference to the corresponding Item Nos. to the Registrant's Registration Statement on Form N-14/A (File No. 333-82107) filed electronically with the Securities and Exchange Commission on August 2, 1999.

(12) Opinion of counsel supporting the tax matters and consequences to shareholders.

           Tax opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, supporting the tax matters and consequences to shareholders discussed in the prospectus, is filed electronically herewith at Exhibit EX99-12.

ITEM 17.   UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17CFR230.15c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                   SIGNATURES

As required by the Securities Act of 1933 this registration statement has been signed on behalf of the Registrant in the City of Richmond, and the Commonwealth of Virginia on the 3rd day of September, 1999.

           VONTOBEL FUNDS, INC.
                Registrant




           By /s/John Pasco, III
           John Pasco, III,
           Chairman and   Chief Executive Officer


   As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated below.

(Signature)                                     (Title)
(Date)

/s/John Pasco, III           Director, Chairman                September 7, 1999
John Pasco, III              Chief Executive
                             Officer and Chief
                             Financial officer

/s/ Henry Schlegel*          Director                          September 7, 1999
Henry Schlegel


/s/ Samuel Boyd, Jr.*        Director                          September 7, 1999
Samuel Boyd, Jr.


/s/ Paul M. Dickinson*       Director                          September 7, 1999
Paul M. Dickinson


/s/ William E. Poist*        Director                          September 7, 1999
William E. Poist

/s/ John Pasco, III
John Pasco, III

* Pursuant to Powers-of-Attorney on File



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                                  EXHIBIT INDEX

Exhibit No.          Document
----------           --------

EX99-12              Tax opinion of Stradley, Ronon Stevens & Young, LLP


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